                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                   Copy to:

Tim Walsh, Vice President and Counsel                Timothy W. Diggins, Esq.
    State Street Bank and Trust Company                 Ropes & Gray LLP
    Two Avenue de Lafayette, 6th Floor              One International Place
        Boston, Massachusetts 02111             Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-0835

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 9.4%
Abercrombie & Fitch Co.                                      17,968      $ 1,450
Amazon.Com, Inc. (a)                                         60,412        5,627
Apollo Group, Inc. Class A (a)                               27,168        1,634
AutoNation, Inc. (a)                                         30,992          549
AutoZone, Inc. (a)                                            9,180        1,066
Bed Bath & Beyond, Inc. (a)                                  51,967        1,773
Best Buy Co., Inc.                                           78,976        3,635
Big Lots, Inc. (a)                                           22,762          679
Black & Decker Corp.                                         13,556        1,129
Brunswick Corp.                                              19,033          435
Carnival Corp.                                               87,754        4,250
CBS Corp. Class B                                           135,079        4,255
Centex Corp.                                                 24,662          655
Circuit City Stores, Inc.                                    29,424          233
Clear Channel Communications, Inc.                           96,209        3,602
Coach, Inc. (a)                                              73,865        3,492
Comcast Corp. Class A (a)                                   609,838       14,746
D.R. Horton, Inc.                                            54,763          702
Darden Restaurants, Inc.                                     26,306        1,101
Dillard's, Inc. Class A                                      12,590          275
DIRECTV Group, Inc. (a)                                     149,082        3,620
Dow Jones & Co., Inc.                                        13,543          809
Eastman Kodak Co.                                            55,794        1,493
eBay, Inc. (a)                                              222,599        8,686
EW Scripps Co. Class A                                       17,240          724
Family Dollar Stores, Inc.                                   27,812          739
Ford Motor Co. (a)                                          410,839        3,488
Fortune Brands, Inc.                                         29,847        2,432
Gannett Co., Inc.                                            46,671        2,040
Gap, Inc.                                                   101,586        1,873
General Motors Corp.                                        111,466        4,091
Genuine Parts Co.                                            32,165        1,608
Goodyear Tire & Rubber Co. (a)                               38,274        1,164
H&R Block, Inc.                                              65,556        1,389
Harley-Davidson, Inc.                                        50,693        2,343
Harman International Industries, Inc.                        12,618        1,092
Harrah's Entertainment, Inc.                                 37,162        3,231
Hasbro, Inc.                                                 33,001          920
Hilton Hotels Corp.                                          76,361        3,550
Home Depot, Inc.                                            332,424       10,784
Host Hotels & Resorts, Inc.                                 101,040        2,267
International Game Technology                                66,380        2,861
Interpublic Group of Cos., Inc. (a)                          96,155          998
JC Penney & Co., Inc.                                        43,841        2,778
Johnson Controls, Inc.                                       38,671        4,567
Jones Apparel Group, Inc.                                    21,438          453
KB HOME                                                      15,150          380
Kohl's Corp. (a)                                             63,936        3,665
Leggett & Platt, Inc.                                        35,226          675
Lennar Corp. Class A                                         28,603          648
Limited Brands                                               65,405        1,497
Liz Claiborne, Inc.                                          21,298          731
Lowe's Cos., Inc.                                           289,160        8,102
Macy's Inc.                                                  85,534        2,764

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Marriot International, Inc. Class A                          64,846     $  2,819
Mattel, Inc.                                                 75,655        1,775
McDonald's Corp.                                            235,439       12,824
McGraw-Hill, Inc.                                            68,066        3,465
Meredith Corp.                                                8,079          463
New York Times Co. Class A                                   29,823          589
Newell Rubbermaid, Inc.                                      52,835        1,523
News Corp. Class A                                          459,000       10,093
NIKE, Inc. Class B                                           76,244        4,472
Nordstrom, Inc.                                              39,051        1,831
Office Depot, Inc. (a)                                       52,490        1,082
OfficeMax, Inc.                                              15,495          531
Omnicom Group, Inc.                                          64,456        3,100
Polo Ralph Lauren Corp.                                      12,304          957
Pulte Homes, Inc.                                            43,857          597
Radioshack Corp.                                             28,165          582
Sears Holdings Corp. (a)                                     14,515        1,846
Sherwin-Williams Co.                                         21,092        1,386
Snap-On, Inc.                                                12,096          599
Stanley Works                                                16,880          947
Staples, Inc.                                               139,513        2,998
Starbucks Corp. (a)                                         146,505        3,838
Starwood Hotels & Resorts Worldwide, Inc.                    42,240        2,566
Target Corp.                                                167,907       10,674
Tiffany & Co.                                                25,684        1,345
Time Warner, Inc.                                           731,127       13,424
TJX Cos., Inc.                                               88,281        2,566
Tribune Co.                                                  17,026          465
V.F. Corp.                                                   17,300        1,397
Viacom, Inc. Class B (a)                                    134,061        5,224
Walt Disney Co.                                             380,517       13,086
Wendy's International, Inc.                                  17,426          608
Whirlpool Corp.                                              15,833        1,411
Wyndham Worldwide Corp.                                      35,125        1,151
Yum! Brands, Inc.                                           101,170        3,423
                                                                      ----------
                                                                         255,407
                                                                      ----------
CONSUMER STAPLES -- 9.3%
Altria Group, Inc.                                          415,167       28,866
Anheuser-Busch Cos., Inc.                                   148,384        7,418
Archer-Daniels-Midland Co.                                  127,829        4,229
Avon Products, Inc.                                          86,596        3,250
Brown-Forman Corp. Class B                                   15,641        1,172
Campbell Soup Co.                                            42,156        1,560
Clorox Co.                                                   26,363        1,608
Coca-Cola Co.                                               390,702       22,454
Coca-Cola Enterprises, Inc.                                  55,199        1,337
Colgate-Palmolive Co.                                        99,823        7,119
ConAgra Foods, Inc.                                          99,003        2,587
Constellation Brands, Inc. Class A (a)                       38,122          923
Costco Wholesale Corp.                                       86,879        5,332
CVS Corp.                                                   292,120       11,577
Dean Foods Co. (a)                                           25,866          662
Estee Lauder Cos, Inc. Class A                               23,812        1,011
General Mills, Inc.                                          64,037        3,715

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
CONSUMER STAPLES -- (CONTINUED)
H.J. Heinz Co.                                               63,154     $  2,918
Hershey Foods Corp.                                          33,366        1,548
Kellogg Co.                                                  52,366        2,932
Kimberly-Clark Corp.                                         84,486        5,936
Kraft Foods, Inc.                                           308,801       10,657
Kroger Co.                                                  136,894        3,904
McCormick & Co., Inc.                                        25,963          934
Molson Coors Brewing Co., Class B                            13,447        1,340
Pepsi Bottling Group, Inc.                                   27,090        1,007
PepsiCo, Inc.                                               317,327       23,247
Procter & Gamble Co.                                        615,473       43,292
Reynolds American, Inc.                                      32,655        2,076
Safeway, Inc.                                                86,702        2,871
Sara Lee Corp.                                              140,845        2,351
SuperValu, Inc.                                              41,934        1,636
Sysco Corp.                                                 119,621        4,257
Tyson Foods, Inc., Class A                                   54,209          968
UST Corp.                                                    30,760        1,526
Wal-Mart Stores, Inc.                                       471,234       20,569
Walgreen Co.                                                195,684        9,244
Whole Foods Market, Inc.                                     28,605        1,400
Wrigley Wm., Jr. Co.                                         42,241        2,713
                                                                      ----------
                                                                         252,146
                                                                      ----------
ENERGY -- 11.1%
Anadarko Petroleum Corp.                                     90,862        4,884
Apache Corp.                                                 64,938        5,848
Baker Hughes, Inc.                                           62,753        5,671
BJ Services Co.                                              55,861        1,483
Chesapeake Energy Corp.                                      79,552        2,805
ChevronTexaco Corp.                                         419,062       39,216
ConocoPhillips                                              321,180       28,190
Devon Energy Corp.                                           86,690        7,213
El Paso Corp.                                               133,838        2,271
ENSCO International, Inc.                                    29,060        1,630
EOG Resources, Inc.                                          47,739        3,453
ExxonMobil Corp.                                          1,091,065      100,989
Halliburton Co.                                             173,820        6,675
Hess Corp.                                                   53,187        3,539
Marathon Oil Corp.                                          133,939        7,637
Murphy Oil Corp.                                             36,397        2,544
Nabors Industries, Ltd. (a)                                  53,666        1,651
National Oilwell Varco, Inc. (a)                             34,461        4,980
Noble Corp.                                                  52,758        2,588
Occidental Petroleum Corp.                                  164,301       10,528
Rowan Cos., Inc.                                             22,960          840
Schlumberger, Ltd.                                          235,134       24,689
Smith International, Inc.                                    38,847        2,774
Sunoco, Inc.                                                 23,742        1,680
Tesoro Corp.                                                 27,000        1,243
Transocean, Inc. (a)                                         56,606        6,399
Valero Energy Corp.                                         108,046        7,258
Weatherford International Ltd. (a)                           66,724        4,482
Williams Cos., Inc.                                         117,019        3,986

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
XTO Energy, Inc.                                             75,963   $    4,698
                                                                      ----------
                                                                         301,844
                                                                      ----------
FINANCIALS -- 19.5%
ACE, Ltd.                                                    64,499        3,907
AFLAC, Inc.                                                  97,052        5,536
Allstate Corp.                                              114,163        6,529
Ambac Financial Group, Inc.                                  20,719        1,303
American Capital Strategies Ltd.                             35,200        1,504
American Express Co.                                        232,751       13,818
American International Group, Inc.                          505,793       34,217
Ameriprise Financial, Inc.                                   46,398        2,928
AON Corp.                                                    58,523        2,622
Apartment Investment & Management Co. Class A                19,984          902
Archstone-Smith Trust                                        43,300        2,604
Assurant, Inc.                                               19,694        1,054
AvalonBay Communities, Inc.                                  15,108        1,784
Banco Bilbao Vizcaya Argentaria SA                                1           --
Bank of America Corp.                                       875,198       43,996
Bank of New York Mellon Corp.                               224,378        9,904
BB&T Corp.                                                  107,292        4,334
Bear Stearns Cos., Inc.                                      22,804        2,801
Boston Properties, Inc.                                      23,315        2,422
Capital One Financial Corp.                                  82,400        5,474
CB Richard Ellis Group, Inc. Class A (a)                     38,377        1,068
Charles Schwab Corp.                                        186,887        4,037
Chubb Corp.                                                  79,482        4,263
Cincinnati Financial Corp.                                   32,273        1,398
CIT Group, Inc.                                              35,988        1,447
Citigroup, Inc.                                             981,155       45,790
CME Group, Inc.                                              10,488        6,160
Comerica, Inc.                                               30,870        1,583
Commerce Bancorp, Inc.                                       38,888        1,508
Countrywide Financial Corp.                                 113,822        2,164
Developers Diversified Realty Corp.                          23,578        1,317
Discover Financial Services (a)                              94,118        1,958
E*Trade Financial Corp. (a)                                  83,273        1,088
Equity Residential                                           53,310        2,258
Fannie Mae                                                  190,626       11,592
Federal Home Loan Mortgage Corp.                            129,278        7,629
Federated Investors, Inc. Class B                            18,710          743
Fidelity National Information Services, Inc.                 30,890        1,371
Fifth Third Bancorp                                         106,520        3,609
First Horizon National Corp.                                 25,778          687
Franklin Resources, Inc.                                     32,238        4,110
General Growth Properties, Inc.                              47,100        2,525
Genworth Financial, Inc. Class A                             87,713        2,695
Goldman Sachs Group, Inc.                                    79,979       17,335
Hartford Financial Services Group, Inc.                      62,158        5,753
Hudson City Bancorp, Inc.                                   104,857        1,613
Huntington Bancshares, Inc.                                  73,381        1,246
IntercontinentalExchange, Inc. (a)                           13,600        2,066

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
FINANCIALS -- (CONTINUED)
J.P. Morgan Chase & Co.                                     664,868   $   30,464
Janus Capital Group, Inc.                                    35,315          999
KeyCorp                                                      77,804        2,515
Kimco Realty Corp.                                           49,738        2,249
Legg Mason, Inc.                                             25,543        2,153
Lehman Brothers Holdings, Inc.                              104,674        6,462
Leucadia National Corp.                                      32,500        1,567
Lincoln National Corp.                                       53,551        3,533
Loews Corp.                                                  88,470        4,278
M & T Bank Corp.                                             14,477        1,498
Marsh & McLennan Cos., Inc.                                 108,197        2,759
Marshall & Ilsley Corp.                                      50,056        2,191
MBIA, Inc.                                                   25,381        1,549
Merrill Lynch & Co., Inc.                                   170,466       12,151
MetLife, Inc.                                               144,901       10,104
MGIC Investment Corp.                                        17,204          556
Moody's Corp.                                                46,079        2,322
Morgan Stanley                                              207,937       13,100
National City Corp.                                         124,890        3,133
Northern Trust Corp.                                         36,975        2,450
Plum Creek Timber Co., Inc.                                  34,215        1,531
PNC Financial Services Group, Inc.                           67,027        4,565
Principal Financial Group, Inc.                              53,345        3,366
Progressive Corp.                                           145,829        2,831
ProLogis                                                     50,990        3,383
Prudential Financial, Inc.                                   89,749        8,758
Public Storage, Inc.                                         23,279        1,831
Regions Financial Corp.                                     137,829        4,063
SAFECO Corp.                                                 19,816        1,213
Simon Property Group, Inc.                                   44,342        4,434
SLM Corp.                                                    79,635        3,955
Sovereign Bancorp, Inc.                                      67,562        1,151
State Street Corp. (b)                                       77,855        5,307
SunTrust Banks, Inc.                                         68,017        5,147
Synovus Financial Corp.                                      63,785        1,789
T. Rowe Price Group, Inc.                                    52,100        2,901
Torchmark Corp.                                              18,352        1,144
Travelers Cos, Inc.                                         129,550        6,522
U.S. Bancorp                                                342,694       11,148
Unum Group                                                   69,872        1,710
Vornado Realty Trust                                         25,663        2,806
Wachovia Corp.                                              375,551       18,834
Washington Mutual, Inc.                                     173,213        6,116
Wells Fargo Co.                                             656,068       23,369
Western Union Co.                                           154,006        3,229
XL Capital, Ltd. Class A                                     35,785        2,834
Zions Bancorp                                                21,048        1,445
                                                                      ----------
                                                                         528,067
                                                                      ----------
HEALTH CARE -- 11.3%
Abbott Laboratories                                         304,773       16,342
Aetna, Inc.                                                 101,278        5,496
Allergan, Inc.                                               60,720        3,915
AmerisourceBergen Corp.                                      35,733        1,620
Amgen, Inc. (a)                                             212,546       12,024

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Applera Corp. - Applied Biosystems Group                     34,074   $    1,180
Barr Pharmaceuticals, Inc. (a)                               22,041        1,254
Bausch & Lomb, Inc.                                          11,192          716
Baxter International, Inc.                                  127,048        7,150
Becton, Dickinson & Co.                                      48,231        3,957
Biogen Idec, Inc. (a)                                        56,458        3,745
Boston Scientific Corp. (a)                                 263,120        3,671
Bristol-Myers Squibb Co.                                    388,141       11,186
C.R. Bard, Inc.                                              19,557        1,725
Cardinal Health, Inc.                                        70,924        4,435
Celgene Corp. (a)                                            74,366        5,303
CIGNA Corp.                                                  55,603        2,963
Coventry Health Care, Inc. (a)                               30,418        1,892
Covidien Ltd.                                                98,623        4,093
Eli Lilly & Co.                                             194,516       11,074
Express Scripts, Inc. (a)                                    51,100        2,852
Forest Laboratories, Inc. (a)                                63,392        2,364
Genzyme Corp. (a)                                            51,196        3,172
Gilead Sciences, Inc. (a)                                   184,760        7,551
Hospira, Inc. (a)                                            28,961        1,201
Humana, Inc. (a)                                             32,511        2,272
IMS Health, Inc.                                             39,562        1,212
Johnson & Johnson                                           569,529       37,418
King Pharmaceuticals, Inc. (a)                               50,479          592
Laboratory Corp. of America Holdings (a)                     23,679        1,852
Manor Care, Inc.                                             14,550          937
McKesson Corp.                                               58,326        3,429
Medco Health Solutions, Inc. (a)                             54,380        4,915
Medtronic, Inc.                                             222,338       12,542
Merck & Co., Inc.                                           429,229       22,187
Millipore Corp. (a)                                          11,096          841
Mylan Laboratories Inc.                                      50,291          803
Patterson Cos., Inc. (a)                                     25,698          992
Pfizer, Inc.                                              1,366,288       33,378
Quest Diagnostics, Inc.                                      30,722        1,775
Schering-Plough Corp.                                       319,393       10,102
St. Jude Medical, Inc. (a)                                   65,300        2,878
Stryker Corp.                                                46,789        3,217
Tenet Healthcare Corp. (a)                                   97,769          329
Thermo Fisher Scientific, Inc. (a)                           83,180        4,801
UnitedHealth Group, Inc.                                    262,658       12,721
Varian Medical Systems, Inc. (a)                             26,073        1,092
Watson Pharmaceuticals, Inc. (a)                             21,553          698
Wellpoint, Inc. (a)                                         120,052        9,475
Wyeth                                                       265,457       11,826
Zimmer Holdings, Inc. (a)                                    46,854        3,795
                                                                      ----------
                                                                         306,960
                                                                      ----------
INDUSTRIALS -- 11.4%
3M Co.                                                      142,062       13,294
Allied Waste Industries, Inc. (a)                            52,668          672
American Standard Cos., Inc.                                 35,873        1,278
Avery Dennison Corp.                                         20,981        1,196
Boeing Co.                                                  154,281       16,198

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INDUSTRIALS -- (CONTINUED)
Burlington Northern Santa Fe Corp.                           59,276   $    4,811
Caterpillar, Inc.                                           126,207        9,898
CH Robinson Worldwide, Inc.                                  33,345        1,810
Cintas Corp.                                                 25,692          953
Cooper Industries, Ltd.                                      35,263        1,802
CSX Corp.                                                    86,266        3,686
Cummins, Inc.                                                20,204        2,584
Danaher Corp.                                                48,629        4,022
Deere & Co.                                                  43,811        6,502
Domtar Corp. (a) (c)                                             11            0
Dover Corp.                                                  40,036        2,040
Eaton Corp.                                                  28,464        2,819
Emerson Electric Co.                                        155,291        8,265
Equifax, Inc.                                                27,428        1,046
FedEx Corp.                                                  59,980        6,283
Fluor Corp.                                                  17,030        2,452
General Dynamics Corp.                                       79,517        6,717
General Electric Co.                                      2,015,475       83,441
Goodrich Co.                                                 24,214        1,652
Honeywell International, Inc.                               147,653        8,781
Illinois Tool Works, Inc.                                    82,716        4,933
Ingersoll-Rand Co. Class A                                   55,424        3,019
ITT Industries, Inc.                                         36,449        2,476
L-3 Communications Holdings, Inc.                            24,171        2,469
Lockheed Martin Corp.                                        69,211        7,509
Masco Corp.                                                  75,908        1,759
Monster Worldwide, Inc. (a)                                  26,635          907
Norfolk Southern Corp.                                       76,145        3,953
Northrop Grumman Corp.                                       67,703        5,281
PACCAR, Inc.                                                 49,138        4,189
Pall Corp.                                                   22,744          885
Parker-Hannifin Corp.                                        23,146        2,588
Pitney Bowes, Inc.                                           41,810        1,899
Precision Castparts Corp.                                    26,633        3,941
R.R. Donnelley & Sons Co.                                    44,044        1,610
Raytheon Co.                                                 86,285        5,507
Robert Half International, Inc.                              31,890          952
Rockwell Automation, Inc.                                    30,318        2,107
Rockwell Collins, Inc.                                       32,802        2,396
Ryder Systems, Inc.                                          12,618          618
Southwest Airlines Co.                                      152,983        2,264
Terex Corp. (a)                                              19,493        1,735
Textron, Inc.                                                48,888        3,041
Tyco Electronics Ltd.                                        98,623        3,494
Tyco International Ltd.                                      96,223        4,267
Union Pacific Corp.                                          52,723        5,961
United Parcel Service, Inc. Class B                         207,795       15,605
United Technologies Corp.                                   194,804       15,678
W.W. Grainger, Inc.                                          14,510        1,323
Waste Management, Inc.                                      100,174        3,781
                                                                      ----------
                                                                         308,349
                                                                      ----------
INFORMATION TECHNOLOGY -- 15.3%
Adobe Systems, Inc. (a)                                     115,164        5,028
Advanced Micro Devices, Inc. (a)                            111,815        1,476

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Affiliated Computer Services, Inc. Class A (a)               19,803   $      995
Agilent Technologies, Inc. (a)                               78,002        2,877
Akamai Technologies, Inc. (a)                                33,000          948
Altera Corp.                                                 68,156        1,641
Analog Devices, Inc.                                         62,949        2,276
Apple Computer, Inc. (a)                                    171,550       26,340
Applied Materials, Inc.                                     271,182        5,613
Autodesk, Inc. (a)                                           45,240        2,261
Automatic Data Processing, Inc.                             104,780        4,813
Avaya, Inc. (a)                                              87,050        1,476
BMC Software, Inc. (a)                                       40,985        1,280
Broadcom Corp. Class A (a)                                   92,125        3,357
CA, Inc.                                                     80,471        2,070
CIENA Corp. (a)                                              17,644          672
Cisco Systems, Inc. (a)                                   1,201,336       39,776
Citrix Systems, Inc. (a)                                     34,273        1,382
Cognizant Technology Solutions Corp. Class A (a)             27,795        2,217
Computer Sciences Corp. (a)                                  33,840        1,892
Compuware Corp. (a)                                          55,966          449
Convergys Corp. (a)                                          28,608          497
Corning, Inc.                                               309,521        7,630
Dell, Inc. (a)                                              448,098       12,368
Electronic Arts, Inc. (a)                                    61,035        3,417
Electronic Data Systems Corp.                               101,195        2,210
EMC Corp. (a)                                               410,083        8,530
Fiserv, Inc. (a)                                             32,824        1,669
Google, Inc. Class A (a)                                     45,542       25,835
Hewlett-Packard Co.                                         508,447       25,316
IAC (a)                                                      35,729        1,060
Intel Corp.                                               1,151,815       29,786
International Business Machines Corp.                       268,511       31,631
Intuit, Inc. (a)                                             67,039        2,031
Jabil Circuit, Inc.                                          40,913          934
Juniper Networks, Inc. (a)                                  101,786        3,726
KLA-Tencor Corp.                                             38,510        2,148
Lexmark International Group, Inc. Class A (a)                19,500          810
Linear Technology Corp.                                      41,847        1,464
LSI Logic Corp. (a)                                         141,796        1,052
MEMC Electronic Materials, Inc. (a)                          43,501        2,560
Microchip Technology, Inc.                                   43,000        1,562
Micron Technology, Inc. (a)                                 145,789        1,618
Microsoft Corp.                                           1,590,290       46,850
Molex, Inc.                                                  29,396          792
Motorola, Inc.                                              455,473        8,440
National Semiconductor Corp.                                 47,615        1,291
NCR Corp. (a)                                                34,327        1,709
Network Appliance, Inc. (a)                                  72,665        1,955
Novell, Inc. (a)                                             70,374          538
Novellus Systems, Inc. (a)                                   25,633          699
NVIDIA Corp. (a)                                            107,790        3,906
Oracle Corp. (a)                                            776,528       16,812
Paychex, Inc.                                                66,092        2,710

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
PerkinElmer, Inc.                                            21,626   $      632
QLogic Corp. (a)                                             24,908          335
QUALCOMM, Inc.                                              328,865       13,898
SanDisk Corp. (a)                                            44,206        2,436
Solectron Corp. (a)                                         189,755          740
Sun Microsystems, Inc. (a)                                  691,214        3,878
Symantec Corp. (a)                                          178,049        3,451
Tektronix, Inc.                                              15,074          418
Tellabs, Inc. (a)                                            87,077          829
Teradyne, Inc. (a)                                           39,375          543
Texas Instruments, Inc.                                     282,600       10,340
Unisys Corp. (a)                                             71,488          473
VeriSign, Inc. (a)                                           47,539        1,604
Waters Corp. (a)                                             19,319        1,293
Xerox Corp. (a)                                             182,935        3,172
Xilinx, Inc.                                                 59,910        1,566
Yahoo!, Inc. (a)                                            265,665        7,130
                                                                      ----------
                                                                         415,133
                                                                      ----------
MATERIALS -- 3.3%
Air Products & Chemicals, Inc.                               41,996        4,106
Alcoa, Inc.                                                 174,361        6,821
Allegheny Technologies, Inc.                                 19,793        2,176
Ashland, Inc.                                                10,958          660
Ball Corp.                                                   20,545        1,104
Bemis Co., Inc.                                              21,774          634
Consol Energy, Inc.                                          36,737        1,712
Dow Chemical Co.                                            187,641        8,080
E.I. Du Pont de Nemours & Co.                               180,620        8,951
Eastman Chemical Co.                                         17,106        1,141
Ecolab, Inc.                                                 33,965        1,603
Freeport-McMoRan Copper & Gold, Inc. Class B                 75,293        7,897
Hercules, Inc.                                               23,605          496
International Flavors & Fragrances, Inc.                     16,168          855
International Paper Co.                                      83,985        3,013
MeadWestvaco Corp.                                           37,604        1,110
Monsanto Co.                                                107,554        9,222
Newmont Mining Corp.                                         88,998        3,981
Nucor Corp.                                                  55,765        3,316
Pactiv Corp. (a)                                             24,491          702
Peabody Energy Corp.                                         52,048        2,492
PPG Industries, Inc.                                         32,126        2,427
Praxair, Inc.                                                61,909        5,185
Rohm & Haas Co.                                              27,582        1,535
Sealed Air Corp.                                             33,377          853
Sigma-Aldrich Corp.                                          24,817        1,210
Temple-Inland, Inc.                                          21,386        1,126
United States Steel Corp.                                    23,224        2,460
Vulcan Materials Co.                                         18,291        1,631
Weyerhaeuser Co.                                             42,127        3,046
                                                                      ----------
                                                                          89,545
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                                 67,603        4,711

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
AT&T, Inc.                                                1,202,906   $   50,895
CenturyTel, Inc.                                             20,933          968
Citizens Communications Co.                                  69,518          995
Embarq Corp.                                                 30,412        1,691
JDS Uniphase Corp. (a)                                       43,752          655
Qwest Communications International, Inc. (a)                308,851        2,829
Sprint Nextel Corp.                                         557,448       10,591
Verizon Communications, Inc.                                570,337       25,254
Windstream Corp.                                             92,078        1,300
                                                                      ----------
                                                                          99,889
                                                                      ----------
UTILITIES -- 3.5%
AES Corp. (a)                                               133,637        2,678
Allegheny Energy, Inc. (a)                                   31,397        1,641
Ameren Corp.                                                 40,308        2,116
American Electric Power Co., Inc.                            77,781        3,584
CenterPoint Energy, Inc.                                     64,938        1,041
CMS Energy Corp.                                             46,141          776
Consolidated Edison, Inc.                                    51,871        2,402
Constellation Energy Group, Inc.                             35,243        3,023
Dominion Resources, Inc.                                     56,797        4,788
DTE Energy Co.                                               34,188        1,656
Duke Energy Corp.                                           244,570        4,571
Dynegy, Inc. (a)                                             97,789          903
Edison International                                         64,331        3,567
Entergy Corp.                                                39,118        4,236
Exelon Corp.                                                131,610        9,918
FirstEnergy Corp.                                            58,994        3,737
FPL Group, Inc.                                              80,411        4,895
Integrys Energy Group, Inc.                                  15,378          788
Nicor, Inc.                                                   9,319          400
NiSource, Inc.                                               51,185          980
PG&E Corp.                                                   69,971        3,345
Pinnacle West Capital Corp.                                  20,748          820
PPL Corp.                                                    75,961        3,517
Progress Energy, Inc.                                        50,365        2,360
Public Service Enterprise Group, Inc.                        49,987        4,398
Questar Corp.                                                33,250        1,747
Sempra Energy                                                50,780        2,951
Southern Co.                                                148,478        5,387
Spectra Energy Corp.                                        121,658        2,978
TECO Energy, Inc.                                            43,371          713
TXU Corp.                                                    89,407        6,122
Xcel Energy, Inc.                                            77,353        1,666
                                                                      ----------
                                                                          93,704
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $1,551,874,333)                                               2,651,044
                                                                      ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                            PAR
                                                           AMOUNT
                                                           (000)
                                                         ----------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.2%
   due 12/06/07 (d) (e)                                  $    4,299        4,266
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $4,266,292)                                                       4,266
                                                                      ----------

                                                           SHARES
                                                           (000)
                                                         ----------
MONEY MARKET FUNDS -- 1.7%
AIM Short Term Investment Prime
   Portfolio                                                 45,501       45,501
Federated Money Market Obligations
   Trust                                                        547          547
                                                                      ----------
TOTAL MONEY MARKET FUNDS
   (Cost $46,047,466)                                                     46,048
                                                                      ----------
TOTAL INVESTMENTS -- 99.7%
   (identified cost $1,602,188,091)                                    2,701,358
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                              9,245
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,710,603
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007 was $1,146,501,359 and $47,331,656,
     respectively, resulting in net unrealized appreciation of investments of $1,099,169,703.

(g) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Fund's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                   Number     Unrealized
                                    of       Appreciation
                                 Contracts      (000)
                                 ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 12/2007                     770         $1,852
                                                ------
Total unrealized appreciation
   on open futures contracts
   purchased                                    $1,852
                                                ======

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at September 30, 2007 is listed in the Portfolio of Investments.

                                     Shares    Shares
                                   purchased    sold               Income Earned
                        Number of   for the    for the  Number of     for the
                         shares     9 Months  9 Months    shares      9 Months     Realized Gain
                         held at     ended      ended    held at   ended 9/30/07  on shares sold
Security Description   12/31/2006   9/30/07    9/30/07   9/30/07       (000)           (000)
--------------------   ----------  ---------  --------  ---------  -------------  --------------
State Street Corp.       69,744      17,100     8,989     77,855        $46            $204

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

NAME OF ISSUER                                                     INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                   RATE       DATE        AMOUNT          COST+
------------------                                                 --------  ----------  ------------  --------------
COMMERCIAL PAPER -- 9.3%
BANK DOMESTIC -- 3.0%
   Bank of America Corp.                                            5.400%   01/15/2008  $125,000,000  $  123,012,500
   BankAmerica Corp.                                                5.250%   10/16/2007    50,000,000      49,890,625
                                                                                                       --------------
                                                                                                          172,903,125
                                                                                                       --------------
BANK FOREIGN -- 2.5%
   Danske Corp.                                                     5.128%   10/23/2007   150,000,000     149,529,934
                                                                                                       --------------
FINANCE CAPTIVE CONSUMER -- 3.8%
   General Electric Capital Corp.                                   5.170%   01/25/2008    50,000,000      49,167,055
   General Electric Capital Corp.                                   5.150%   04/04/2008   175,000,000     170,343,542
                                                                                                       --------------
                                                                                                          219,510,597
                                                                                                       --------------
TOTAL COMMERCIAL PAPER                                                                                    541,943,656
                                                                                                       --------------
YANKEE CERTIFICATES OF DEPOSIT -- 44.1%
BANK FOREIGN -- 44.1%
   Bank of Ireland                                                  5.310%   10/12/2007   200,000,000     200,000,000
   Bank of Nova Scotia NY                                           5.100%   10/26/2007   200,000,000     200,000,000
   Barclays Bank PLC                                                5.355%   01/22/2008    60,000,000      60,000,000
   BNP Paribas NY (a)                                               5.300%   10/03/2007   100,000,000      99,999,891
   BNP Paribas NY Branch                                            5.310%   11/13/2007   100,000,000     100,000,000
   Canadian Imperial                                                5.100%   10/29/2007   150,000,000     150,000,000
   Canadian Imperial                                                5.375%   10/26/2007    35,000,000      34,999,654
   Caylon NY                                                        5.090%   12/26/2007   150,000,000     150,000,000
   Credit Suisse First Boston                                       5.510%   10/16/2007   150,000,000     150,000,000
   Depfa Bank Europe                                                5.775%   10/15/2007   100,000,000     100,000,000
   Fortis Bank                                                      5.330%   11/05/2007   200,000,000     200,000,000
   HBOS Treasury Services NY (a)                                    5.340%   01/18/2008   150,000,000     150,000,000
   Landesbank Baden- Wurtt NY                                       5.700%   10/15/2007   175,000,000     175,000,677
   Landesbank Hessen Thuringen                                      5.720%   11/14/2007   150,000,000     150,001,816
   Societe Generale NY                                              5.079%   03/26/2008    95,000,000      94,988,604
   Societe Generale NY (a)                                          5.330%   11/05/2007    75,000,000      75,000,000
   Svenska Handelsbanken AB (a) (b)                                 5.119%   09/21/2008   100,000,000     100,000,000
   Toronto Dominion Bank                                            5.500%   11/20/2007   200,000,000     200,000,000
   Unicredito Italiano Spa NY                                       5.355%   01/14/2008   175,000,000     175,004,399
                                                                                                       --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                    2,564,995,041
                                                                                                       --------------
EURO CERTIFICATES OF DEPOSIT -- 1.7%
BANK FOREIGN -- 1.7%
   Credit Agricole Indosuez LDN                                     5.305%   10/22/2007    50,000,000      50,000,426
   Societe Generale                                                 5.375%   04/14/2008    50,000,000      50,001,847
                                                                                                       --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                        100,002,273
                                                                                                       --------------
BANK NOTES -- 3.4%
BANK DOMESTIC -- 1.7%
   American Express Centurion Bank (a)                              5.614%   10/18/2007   100,000,000     100,001,366
                                                                                                       --------------
BANK FOREIGN -- 1.7%
   Lloyds TSB Group PLC (a) (b)                                     5.768%   09/06/2008   100,000,000     100,000,000
                                                                                                       --------------
TOTAL BANK NOTES                                                                                          200,001,366
                                                                                                       --------------

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

NAME OF ISSUER                                                     INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                   RATE       DATE        AMOUNT          COST+
------------------                                                 --------  ----------  ------------  --------------
MEDIUM TERM NOTES -- 7.1%
BANK DOMESTIC -- 2.6%
   American Express Credit Corp. (a)                                5.496%   08/19/2008  $ 20,000,000  $   20,000,000
   JPMorgan Chase & Co. (a)                                         5.710%   09/02/2008    50,000,000      50,000,000
   Wells Fargo Company (a)                                          5.694%   08/15/2008    50,000,000      50,000,000
   Wells Fargo Company (a)                                          5.694%   09/17/2008    30,000,000      30,000,000
                                                                                                       --------------
                                                                                                          150,000,000
                                                                                                       --------------
BANK FOREIGN -- 4.5%
   Alliance & Leicester PLC (a) (b)                                 5.124%   08/29/2008    35,000,000      35,000,000
   BNP Paribas (a) (b)                                              5.500%   09/20/2008    25,000,000      25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)                  5.360%   08/19/2008    30,000,000      30,000,000
   HBOS Treasury Services PLC (a)                                   5.810%   09/09/2008    25,000,000      25,000,000
   National Australia Bank Ltd. (a) (b)                             5.809%   09/05/2008    20,000,000      20,000,000
   UniCredito Italiano Bank Ireland PLC (a)                         5.773%   09/12/2008    15,000,000      15,000,000
   Westpac Banking Corp. (a) (b)                                    5.778%   09/05/2008   100,000,000     100,000,000
   Westpac Banking Corp. (a) (b)                                    5.743%   09/15/2008    15,000,000      15,000,000
                                                                                                       --------------
                                                                                                          265,000,000
                                                                                                       --------------
TOTAL MEDIUM TERM NOTES                                                                                   415,000,000
                                                                                                       --------------
PROMISSORY NOTE -- 0.9%
   Goldman Sachs Group, Inc. (a) (c)                                5.280%   01/15/2008    50,000,000      50,000,000
                                                                                                       --------------
TOTAL PROMISSORY NOTE                                                                                      50,000,000
                                                                                                       --------------
REPURCHASE AGREEMENTS -- 33.0%
   ABN AMRO Inc. Tri Party Repo, dated 09/28/07 (collateralized by Corporate Notes, 6.375% - 7.500% due 12/15/25 - 05/15/33
      valued at $78,750,000); proceeds $75,033,438                  5.350%   10/01/2007    75,000,000      75,000,000

   ABN AMRO Inc. Tri Party Repo, dated 09/28/07 (collateralized by Federal National Mortgage Association, 5.066% - 6.120%
      due 05/14/10 - 08/01/34 valued at $127,500,284);
      proceeds $125,053,333                                         5.120%   10/01/2007   125,000,000     125,000,000

   Bank of America Tri Party Repo, dated 09/28/07 (collateralized by Federal National Mortgage Association, 5.000% due
      04/01/35 and Federal Home Loan Mortgage Corporation 5.000%
      due 07/01/36 valued at $127,500,001); proceeds $125,053,229   5.110%   10/01/2007   125,000,000     125,000,000

   Barclays Capital Tri Party Repo, dated 09/28/07
      (collateralized by Corporate Notes, 4.692% - 5.250% due
      11/14/08 - 07/20/15 valued at $102,000,001); proceeds
      $100,045,000                                                  5.400%   10/01/2007   100,000,000     100,000,000

   Credit Suisse First Boston Tri Party Repo, dated 09/28/07
      (collateralized by Corporate Notes, 5.700% - 8.110% due
      12/15/07 - 06/01/26 valued at $78,755,036);
      proceeds $75,033,438                                          5.350%   10/01/2007    75,000,000      75,000,000

   Lehman Brothers Tri Party Repo, dated 09/28/07 (collateralized by Corporate Bonds, 0.000% due 10/15/07 - 01/15/29, valued
      at $21,744,888); proceeds $21,322,792                         4.950%   10/01/2007    21,314,000      21,314,000

   Morgan Stanley Tri Party Repo, dated 09/28/07 (collateralized by Federal National Mortgage Association, 3.500% - 7.000%
      due 04/05/14 - 05/01/47 and Federal Home Loan Mortgage
      Corporation  4.500% - 6.500% due 08/01/18 - 09/01/37,
      valued at $714,000,000); proceeds $700,298,667                5.120%   10/01/2007   700,000,000     700,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

NAME OF ISSUER                                                     INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                   RATE       DATE        AMOUNT          COST+
------------------                                                 --------  ----------  ------------  --------------
   Salomon Brothers Tri Party Repo, dated 09/28/07
      (collateralized by Government
      National Mortgage Association, 5.899% - 5.669% due
      06/16/37, Federal Home Loan Mortgage Corporation,
      5.970%-6.841% due 10/15/35 - 08/15/37 and Federal National
      Mortgage Association 4.381% - 6.000% due
      03/25/13 - 07/25/37, valued at $714,000,001);
      proceeds $700,298,667                                         5.120%   10/01/2007   700,000,000     700,000,000
                                                                                                       --------------
TOTAL REPURCHASE AGREEMENTS                                                                             1,921,314,000
                                                                                                       --------------
TOTAL INVESTMENTS -- 99.5%                                                                              5,793,256,336
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                              27,553,843
                                                                                                       --------------
NET ASSETS -- 100.0%                                                                                   $5,820,810,179
                                                                                                       ==============

(a) Floating Rate Note- Interest rate shown is rate in effect at September 30, 2007.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At September 30, 2007, this security represents 0.9% of net assets.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                  DATE
                                                            PRINCIPAL   RATE       OF
                                                              AMOUNT      %     MATURITY     VALUE $
                                                            ---------   ----   ----------   ---------
TAX-EXEMPT OBLIGATIONS -- 94.6%
ARIZONA -- 4.8%
Arizona Health Facilities Authority Revenue Bonds,
   Banner Health, Series B, INS: FGIC, SPA: Bank of Nova
   Scotia (a)                                               1,000,000   3.87   01/01/2035   1,000,000
Arizona School District, TAN, Financing Program COPs          900,000   4.50   07/30/2008     907,929
                                                                                            ---------
                                                                                            1,907,929
                                                                                            ---------
COLORADO -- 7.5%
City of Colorado Springs Utilities Revenue Bonds, Sub
   Lien Improvement, Series B, SPA: Bayerische
   Landesbank (a)                                           1,500,000   3.85   11/01/2036   1,500,000
City of Colorado Springs Utilities Revenue Bonds, Sub
   Lien, Series A, SPA: Dexia Credit Local (a)              1,500,000   4.10   11/01/2023   1,500,000
                                                                                            ---------
                                                                                            3,000,000
                                                                                            ---------
DELAWARE -- 3.7%
Delaware State Economic Development Authority Revenue
   Bonds, Hospital Billing & Collection, Series B,
   LOC: JP Morgan Chase Bank (a)                            1,500,000   3.90   12/01/2015   1,500,000
                                                                                            ---------
DISTRICT OF COLUMBIA -- 8.2%
District of Columbia Revenue Bonds, George Washington
   University, Series B, INS: MBIA, SPA: Bank of
   America N.A. (a)                                         1,500,000   3.91   09/15/2029   1,500,000
Washington DC Convention Center Authority Dedicated Tax
   Revenue Bonds, Sr. Lien, INS: AMBAC                      1,750,000   5.25   10/01/2011   1,797,442
                                                                                            ---------
                                                                                            3,297,442
                                                                                            ---------
GEORGIA -- 2.5%
Burke County Georgia Development Authority PCRBs,
   Oglethorpe Power Corporation, Series A, INS: FGIC,
   SPA: Credit Local De France (a)                          1,000,000   3.91   01/01/2019   1,000,000
                                                                                            ---------
ILLINOIS -- 9.4%
City of Chicago Illinois, Neighborhoods Alive 21,
   Class B, INS: MBIA, SPA: Depfa Bank PLC (a)              1,300,000   3.85   01/01/2037   1,300,000
Illinois Development Finance Authority Revenue Bonds,
   Evanston Northwestern, Class C, SPA: Bank One
   N.A. (a)                                                 1,460,000   3.93   05/01/2031   1,460,000
Illinois Finance Authority Revenue Bonds, Loyola
   University Health, Series C, LOC: Charter One Bank
   FSB (a)                                                  1,000,000   3.90   04/01/2041   1,000,000
                                                                                            ---------
                                                                                            3,760,000
                                                                                            ---------
INDIANA -- 6.2%

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                  DATE
                                                            PRINCIPAL   RATE       OF
                                                              AMOUNT      %     MATURITY     VALUE $
                                                            ---------   ----   ----------   ---------
INDIANA -- (CONTINUED)
Indiana State Development Finance Authority Revenue
   Bonds, Educational Facilities, Indiana Historical
   Society, LOC: Bank One Indiana N.A. (a)                  1,500,000   3.91   08/01/2031   1,500,000
Petersburg Indiana PCRBs, Indiania  Power & Light Co.,
   Series B, SPA: Lasalle National Bank (a)                 1,000,000   3.96   01/01/2023   1,000,000
                                                                                            ---------
                                                                                            2,500,000
                                                                                            ---------
MARYLAND -- 3.7%
Maryland State Health & Higher Educational Facilities
   Authority Revenue Bonds, Universal Medical System,
   Series E, INS: FGIC, SPA: Dexia Credit Local (a)         1,500,000   3.85   07/01/2041   1,500,000
                                                                                            ---------
MASSACHUSETTS -- 3.0%
Massachusetts State Health & Educational Facilities
   Authority Revenue Bonds, New England Medical Center
   Hospital, Series H, INS: FGIC                            1,160,000   5.00   05/15/2009   1,186,889
                                                                                            ---------
MISSOURI -- 3.1%
Missouri Development Finance Board Cultural Facilities
   Revenue Bonds, Nelson Gallery Funding, Series B,
   INS: MBIA, SPA: JP Morgan Chase Bank (a)                 1,250,000   4.04   12/01/2031   1,250,000
                                                                                            ---------
MONTANA -- 3.5%
Billings Montana IDRBs, CFS Continental, Inc. LOC:
  Toronto Dominion Bank (a)                                 1,400,000   3.88   12/01/2014   1,400,000
                                                                                            ---------
NEW MEXICO -- 2.5%
New Mexico Finance Authority Revenue Bonds, Cigarette
   Tax-UNM Health, Class B, INS: MBIA, SPA: Bank of
   America N.A. (a)                                         1,000,000   3.93   04/01/2019   1,000,000
                                                                                            ---------
NEW YORK -- 2.5%
New York State Local Government Assistant Corp., Sub
   Lien, Series 3V, INS: FGIC GO of Corp., SPA:
   Bandesbank Baden-Wuerttemberg (a)                        1,000,000   3.85   04/01/2024   1,000,000
                                                                                            ---------
OHIO -- 6.2%
City of Columbus Ohio, SAN Sewer, Series 1 (a), GO
   Unlimited                                                1,500,000   3.80   12/01/2026   1,500,000
Ohio State Higher Education Facility Community Revenue
   Bonds. Kenyon College Project, LIQ: Harris Bank (a)      1,000,000   3.93   04/01/2022   1,000,000
                                                                                            ---------
                                                                                            2,500,000
                                                                                            ---------
OKLAHOMA -- 3.2%
Oklahoma State Industries Authority Revenue Bonds,
   Integris Baptist, Series B, INS: MBIA, SPA: JP
   Morgan Chase Bank (a)                                    1,285,000   4.04   08/15/2029   1,285,000
                                                                                            ---------

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                 DATE
                                                            PRINCIPAL   RATE       OF
                                                              AMOUNT      %     MATURITY     VALUE $
                                                            ---------   ----   ----------   ---------
OREGON -- 3.8%
State of Oregon, TAN, GO Unlimited Notes, Series A          1,500,000   4.50   06/30/2008     1,511,700
                                                                                            -----------
PENNSYLVANIA -- 6.2%
Pennsylvania State Turnpike Community Revenue Bonds,
   Series A 1, SPA: Westdeutsche Lanesbank (a)              1,000,000   3.90   12/01/2030     1,000,000
Washington County Pennsylvania Authority Revenue Bonds,
   University of  Pennsylvania (a)                          1,500,000   3.80   07/01/2034     1,500,000
                                                                                            -----------
                                                                                              2,500,000
                                                                                            -----------
PUERTO RICO -- 3.6%
Puerto Rico Electric Power Authority Revenue Bonds,
   Series 815, INS: FSA/FGIC, LIQ: JP Morgan Chase
   Bank (a)                                                 1,440,000   3.88   01/01/2013     1,440,000
                                                                                            -----------
TEXAS -- 7.3%
City of Arlington Texas Special Obligations Revenue
   Bonds, Tax-Dallas Cowboys, Class B, INS: MBIA, SPA:
   Depfa Bank PLC (a)                                       1,400,000   3.93   08/15/2035     1,400,000
State of Texas, Tax & Revenue Anticipation Notes, GO
   Limited Notes                                            1,500,000   4.50   08/28/2008     1,514,250
                                                                                            -----------
                                                                                              2,914,250
                                                                                            -----------
WASHINGTON -- 3.7%
Washington State, PUTTERS, Series 1422, INS: FSA, LIQ:
   JP Morgan Chase Bank (a)                                 1,495,000   3.92   07/01/2014     1,495,000
                                                                                            -----------
Total Tax-Exempt Obligations
(Cost $37,939,411)                                                                           37,948,210
                                                                                            -----------
MONEY MARKET FUND -- 5.0%
State Street Institutional Investment Trust Tax Free
   Money Market Fund (b) (at net asset value)               1,997,491   3.64   01/01/2050     1,996,491
                                                                                            -----------
TOTAL INVESTMENTS(C) -- 99.6%                                                                39,944,701
(COST $39,935,902)

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                   160,220
                                                                                            -----------
NET ASSETS -- 100.0%                                                                        $40,104,921
                                                                                            ===========

(a) Floating Rate Note- Interest rate shown is rate in effect at September 30, 2007.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007 was $12,211 and $3,412, respectively, resulting in net unrealized depreciation of investments of $8,799.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

+ Security Valuation: Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ACRONYM  NAME
-------  ----
AMBAC    American Municipal Bond Assurance Corporation
COPs     Certificates of Participation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assurance
GO       General Obligation
IDRBs    Industrial Development Revenue Bonds
INS      Insured
LIQ      Liquidity Agreement
LOC      Letter of Credit
MBIA     Municipal Bond Investors Assurance
PCRBs    Pollution Control Revenue Bonds
PUTTERs  Puttable Tax Exempt Receipts
SPA      Standby Purchase Agreement
TAN      Tax Anticipation Note

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at September 30, 2007 is listed in the Portfolio of Investments.

                                                   Shares purchased for     Shares sold for                        Income Earned for
                               Number of shares     the 9 Months ended    the 9 Months ended   Number of shares   the 9 Months ended
    Security Description      held at 12/31/2006          9/30/07              9/30/07          held at 9/30/07         9/30/07
    --------------------      ------------------   --------------------   ------------------   ----------------   ------------------
State Street Institutional
Trust Tax Free Money Market
Fund                                  --                6,998,671               5,001,180          1,997,491            $33,711

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                  DATE
                                                            PRINCIPAL   RATE       OF
                                                              AMOUNT      %     MATURITY     VALUE $
                                                            ---------   ----   ----------   ---------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 109.1%
ALABAMA -- 3.3%
Jefferson County Alabama Sewer Revenue Bonds, Capital
   Improvement Waters, Series A, INS: FGIC, SPA: JP
   Morgan Chase Bank (a)                                    3,500,000   3.93   02/01/2042   3,500,000
                                                                                            ---------
ALASKA -- 3.3%
Alaska State Housing Finance Corp Revenue Bonds,
   Series B, INS: MBIA GO of Corp. (a)                      3,500,000   3.83   12/01/2030   3,500,000
                                                                                            ---------
CALIFORNIA -- 8.5%
Metropolitan Water District of Southern California
   Waterworks Revenue Bonds, Series A, SPA: Landesbank
   Baden-Wuerttemberg (a)                                   3,965,000   3.80   07/01/2025   3,965,000
Northern California Gas Authority No 1 Gas Project
   Revenue Bonds, ROCs RR II Series R-11124, LIQ:
   FAC-Citibank N.A. (a)                                    5,000,000   3.88   07/01/2017   5,000,000
                                                                                            ---------
                                                                                            8,965,000
COLORADO -- 1.9%
City of  Colorado Springs Colorado Utilities Revenue
   Bonds, Sub Lien Improvement, Series A, SPA: Dexia
   Credit Local (a)                                         2,000,000   3.85   11/01/2025   2,000,000
                                                                                            ---------
CONNECTICUT -- 0.5%
West Hartford Connecticut, GO                                 500,000   4.00   11/01/2007     500,098
                                                                                            ---------
DELAWARE -- 1.4%
Delaware State EDA, Hosipital Billing, Series A, LOC: JP
   Morgan Chase Bank (a)                                    1,500,000   3.90   12/01/2015   1,500,000
                                                                                            ---------
FLORIDA -- 2.5%
Florida State Board of Education, Capital Outlay,
   Series A, GO                                             1,075,000   5.25   01/01/2009   1,089,872
JEA Florida Water & Sewer Systems Revenue Bonds, Series
   B, INS: XLCA, SPA: Fortis Bank SA/NV (a)                 1,500,000   3.90   10/01/2041   1,500,000
                                                                                            ---------
                                                                                            2,589,872
                                                                                            ---------
GEORGIA -- 4.7%
Cobb County Georgia, TAN, GO Unlimited Notes                3,500,000   4.00   12/31/2007   3,502,144
Municipal Electric Authority Georgia, Gen C Rmkt, INS: GO
   of Participants, LOC:  Bayerische Landesbank (a)         1,500,000   3.87   03/01/2020   1,500,000
                                                                                            ---------
                                                                                            5,002,144
                                                                                            ---------
ILLINOIS -- 7.4%
Chicago Illinois Board of Education, Series C, GO, INS:
   FSA, SPA: Dexia Public Finance (a)                       1,950,000   3.85   03/01/2032   1,950,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                   DATE
                                                             PRINCIPAL   RATE       OF
                                                              AMOUNT      %      MATURITY      VALUE $
                                                            ----------   ----   ----------   ----------
ILLINOIS -- (CONTINUED)
City of Chicago Illinois, Neighborhoods Alive 21, Class
   B, INS: MBIA, SPA: Depfa Bank PLC (a)                     1,500,000   3.85   01/01/2015    1,500,000
Illinois Development Finance Authority Revenue Bonds,
   Chicago Educational TV Assignment, Series A, LOC:
   Lasalle Bank N.A. (a)                                     1,900,000   3.90   11/01/2014    1,900,000
Illinois Development Finance Authority Revenue Bonds,
   Evanston Northwestern, Class C, SPA: Bank One N.A. (a)      975,000   3.93   05/01/2008      975,000
Illinois Development Finance Authority Revenue Bonds,
   World Communications, Inc., LOC: Lasalle Bank N.A. (a)    1,500,000   3.90   08/01/2015    1,500,000
                                                                                             ----------
                                                                                              7,825,000
                                                                                             ----------
INDIANA -- 8.0%
Delaware County Hospital Authority Revenue Bonds,
   Cardinal Health Systems Obligation, INS: AMBAC, LIQ:
   FAC-Bank One Indiana (a)                                  4,200,000   3.93   08/01/2018    4,200,000
Indiana State Development Finance Authority Revenue
   Bonds, Educational Facilities, Indiana Historical
   Society, LOC: Bank One Indiana N.A. (a)                   4,200,000   3.91   08/01/2031    4,200,000
                                                                                             ----------
                                                                                              8,400,000
                                                                                             ----------
LOUISIANA -- 2.8%
Louisiana Local Government Environmental Facilities &
   Community Development Authority Revenue Bonds,
   Shreveport Utilities Systems Project, INS: FSA
   Municipal Government GTD, SPA: JP
   Morgan Chase Bank (a)                                     1,500,000   3.93   10/01/2013    1,500,000
Louisiana State Offshore Terminal Authority Deep Water
   Port Revenue Bond, Series B, LOC: Bank One N.A. (a)       1,500,000   3.90   09/01/2014    1,500,000
                                                                                             ----------
                                                                                              3,000,000
                                                                                             ----------
MARYLAND -- 1.2%
Anne Arundel County Medical, GO                              1,270,000   6.00   02/01/2008    1,279,657
                                                                                             ----------
MASSACHUSETTS -- 16.4%
Massachusetts State Development Finance Agency Revenue
   Bonds, Draper Laboratory Issue, INS: MBIA, SPA: JP
   Morgan Chase Bank (a)                                    15,300,000   3.84   06/01/2030   15,300,000
Massachusetts State Health & Educational Facilities
   Authority Revenue Bonds, Partner Healthcare System,
   Series D-3, INS: GO of Institution, SPA: JP Morgan
   Chase Bank (a)                                            2,000,000   3.86   07/01/2038    2,000,000
                                                                                             ----------
                                                                                             17,300,000
                                                                                             ----------

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                  DATE
                                                            PRINCIPAL   RATE       OF
                                                              AMOUNT      %     MATURITY     VALUE $
                                                            ---------   ----   ----------   ---------
MICHIGAN -- 2.5%
Michigan Municipal Bond Authority Revenue Bonds, PUTTERS,
   Series 286, LIQ: FAC- JP Morgan Chase (a)                2,600,000   3.92   10/01/2021   2,600,000
                                                                                            ---------
MINNESOTA -- 4.5%
Southern Minnesota Municipal Power Agency Power Supply
   Systems Revenue Bonds, ROCS RR II, Series R-10021Z,
   INS: MBIA, LIQ: FAC-Citigroup Financial (a)              4,800,000   3.93   01/01/2027   4,800,000
                                                                                            ---------
MISSOURI -- 1.0%
University of Missouri, University Revenue Bonds, System
   Facilities                                               1,000,000   5.80   11/01/2027   1,011,762
                                                                                            ---------
NEW JERSEY -- 1.6%
Essex County New Jersey Improvement Authority Revenue
   Bonds, Pooled Governmental Loan Program, LOC: First
   Union National Bank (a)                                  1,700,000   3.86   07/01/2026   1,700,000
                                                                                            ---------
NEW YORK -- 1.6%
City of New York NY, Subseries J2-RMKT, LOC: Westdeutsche
   Landesbank (a)                                             700,000   3.88   02/15/2008     700,000
New York State Local Government Assistant Corp.,
   Sub Lien, Series 3V, INS: FGIC GO of Corp., SPA:
   Bandesbank Baden-Wuerttemberg (a)                        1,000,000   3.85   04/01/2022   1,000,000
                                                                                            ---------
                                                                                            1,700,000
                                                                                            ---------
NORTH CAROLINA -- 3.8%
Charlotte North Carolina COPS, Governmental Facilities,
   Series F, SPA: Bank of America N.A. (a)                  2,000,000   3.87   06/01/2033   2,000,000
City of Winston-Salem North Carolina Water and Sewer
   Systems Revenue Bonds, Series C, SPA: Dexia Credit
   Local (a)                                                2,000,000   3.85   06/01/2028   2,000,000
                                                                                            ---------
                                                                                            4,000,000
                                                                                            ---------
OHIO -- 6.1%
Butler County Ohio Healthcare Facilities Revenue Bonds,
   IMPT-Lifesphere Project, LOC:  U.S. Bank NA (a)          1,400,000   3.85   05/01/2027   1,400,000
City of Columbus Ohio, SAN Sewer, Series 1, GO (a)            500,000   3.80   12/01/2026     500,000
Cleveland Cuyahoga County Ohio Port Authority Revenue
   Bonds, Euclid/93rd Garage Office, LOC: Fifth Third
   Bank (a)                                                 1,030,000   3.93   01/01/2034   1,030,000
Ohio State University General Receipts, Series B (a)        3,500,000   3.84   06/01/2035   3,500,000
                                                                                            ---------
                                                                                            6,430,000
                                                                                            ---------

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                  DATE
                                                            PRINCIPAL   RATE       OF
                                                              AMOUNT      %     MATURITY     VALUE $
                                                            ---------   ----   ----------   ---------
OREGON -- 1.4%
Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)    1,500,000   3.87   12/01/2018   1,500,000
                                                                                            ---------
PENNSYLVANIA -- 4.5%
Erie Pennsylvania Water Authority Revenue Bonds, Series
   A, INS: FSA, SPA:  JP Morgan Chase Bank (a)              1,000,000   3.85   12/01/2010   1,000,000
Pennsylvania State Turnpike Commission Turnpike Revenue
   Bonds, Series A-2, SPA: Landesbank Baden-
   Wuerttemberg (a)                                         1,400,000   3.90   12/01/2030   1,400,000
Philadelphia Pennsylvania Authority for IDR, Fox Chase
   Cancer Center, Series A, LOC: Citizens Bank of PA (a)    1,900,000   4.00   07/01/2031   1,900,000
Washington County Pennsylvania Authority Revenue Bonds,
   University of  Pennsylvania (a)                            500,000   3.80   07/01/2034     500,000
                                                                                            ---------
                                                                                            4,800,000
                                                                                            ---------
PUERTO RICO -- 4.4%
Puerto Rico Electric Power Authority Power Revenue Bonds,
   PUTTERS, Series 268, INS: FSA LIQ: JP Morgan Chase
   Bank (a)                                                 4,595,000   3.88   07/01/2029   4,595,000
                                                                                            ---------
TEXAS -- 9.1%
Austin County Texas Industrial Development Corp Revenue
   Bonds, Justin Industries, Inc. Project, LOC: Bank One
   N.A. (a)                                                 3,500,000   3.88   12/01/2014   3,500,000
City of Arlington Texas Special Obligations Revenue
   Bonds, Tax-Dallas Cowboys, Class B, INS: MBIA, SPA:
   Depfa Bank PLC (a)                                       1,400,000   3.93   08/15/2035   1,400,000
Denton Texas Independent School District, School
   Building, Series B, INS: PSF-GTD, SPA: Bank of
   America N.A. (a)                                         1,000,000   3.93   08/01/2023   1,000,000
State of Texas, TAN, GO Limited Notes                       3,000,000   4.50   08/28/2008   3,021,529
University of Texas, University Revenue Bonds, Financing
   Systems, Series A (a)                                      700,000   3.90   08/15/2013     700,000
                                                                                            ---------
                                                                                            9,621,529
                                                                                            ---------
UTAH -- 4.4%
Murray City Utah Hospital Revenue Bonds, IHC Health
   Services, Inc., Series A, INS: J.P. Morgan Securities
   (a)                                                      1,500,000   3.85   05/15/2036   1,500,000
Nebo Utah School District, School Building, GO, INS:
   School Building Guaranty                                 3,125,000   4.50   07/01/2008   3,144,266
                                                                                            ---------
                                                                                            4,644,266
                                                                                            ---------
WASHINGTON -- 2.3%
Port Vancouver Washington Revenue Bonds, United Grain
   Corporation, Series 84A, LOC: Bank of America N.A. (a)   2,000,000   3.85   12/01/2009   2,000,000
                                                                                            ---------

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                          DATE
                                                                    PRINCIPAL   RATE       OF          VALUE
                                                                     AMOUNT       %     MATURITY         $
                                                                    ---------   ----   ----------   ------------
WASHINGTON -- (CONTINUED)
   Seattle Washington Water Systems Revenue Bonds, Series A, LOC:
      Bayerische Landesbank (a)                                      400,000    3.87   03/01/2032        400,000
                                                                                                    ------------
                                                                                                       2,400,000
Total Short-Term Tax-Exempt Obligations                                                              115,164,328
                                                                                                    ------------
TOTAL INVESTMENTS (B)+ -- 109.1%                                                                     115,164,328
LIABILITIES IN EXCESS OF ASSETS -- (9.1)%                                                             (9,576,443)
                                                                                                    ------------
NET ASSETS -- 100.0%                                                                                $105,587,885
                                                                                                    ============

(a) Floating Rate Note- Interest rate shown is rate in effect at September 30, 2007.

(b)  The identified cost for Federal income tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPS      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
IDR       Industrial Development Revenue
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PSF       Permanent School Fund
PUTTERS   Puttable Tax Exempt Receipts
ROCs      Reset Option Certificates
SPA       Standby Purchase Agreement
TAN       Tax Anticipation Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: November 29, 2007


By: /s/ Gary L. French
    ---------------------------------------
    Gary L. French
    Treasurer (Principal Financial Officer)

Date: November 27, 2007